COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Indemnity cost	¥ 0	¥ 0